Columbia Global Extended Alpha Fund

Supplement dated December 8, 2011

to the Prospectuses dated December 30, 2010

and the Statement of Additional Information (SAI) dated November 29, 2011, each as supplemented

For each Prospectus

Effective December 8, 2011, the information in the “Summary of the Fund” under the caption “Fund Management” is hereby replaced with the following:

Investment Manager:    Columbia Management Investment Advisers, LLC

Subadviser:    Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Neil Robson	Portfolio Manager	December 2011
Stephen Thornber	Deputy Portfolio Manager	June 2011

Effective December 8, 2011, the portfolio managers who lead the team responsible for the day-to-day portfolio management of the Fund, as described in the “More Information About the Fund” section under the caption “Fund Management and Compensation – Investment Manager – Threadneedle” is hereby replaced with the following:

Neil Robson, Portfolio Manager

•	Member of the global equities team.

•	Managed the Fund since December 2011.

•

Joined Threadneedle in 2011 as a fund manager. Prior to joining Threadneedle, Mr. Robson was a fund manager at Martin Currie from 2010 to 2011 and Head of Global Equity at Pioneer Investments from 2003 to 2009.

•	Began investment career in 1986.

•	BSc. (Hons), Economics, University of Bristol.

Stephen Thornber, Deputy Portfolio Manager

•	Head of the global oil sector research team.

•	Managed the Fund since June 2011.

•	Joined Threadneedle in 1993 as a fund manager.

•	Began investment career in 1987.

•	BA, Plymouth Polytechnic.

The rest of the section remains unchanged.

For the SAI

Effective December 8, 2011, the information in “Table 19. Portfolio Managers” for the above mentioned fund is superseded and hereby replaced with the following:

Information provided as of October 31, 2010, unless otherwise noted.

Table 19. Portfolio Managers

Fund	Portfolio Manager	Other Accounts Managed (excluding the fund)				Ownership of Fund Shares		Potential Conflicts of Interest	Structure of Compensation
		Number and type of account(a)	Approximate Total Net Assets		Performance Based Accounts(b)
For funds with fiscal period ending October 31
Columbia Global Extended Alpha	Threadneedle:
	Neil Robson(c)	None		N/A	N/A	None	(d)	(14)	(36)
	Stephen Thornber(e)	3 RICs 1 other account	$ $	567.0 million 152.0 million	2 RICs ($479 M)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager was new with the company and began managing the fund effective Dec. 8, 2011; therefore does not have other accounts to report.
(d)	The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.
(e)	The portfolio manager began managing the fund effective June 6, 2011; reporting information is provided as of April 30, 2011.

The rest of the table remains unchanged.

S-6527-6 A (12/11)